Financing Income, Net (Tables)	12 Months Ended
Dec. 31, 2011
Financing Income, Net [Abstract]
Schedule Of Financing Income, Net

	US dollars
	Year ended December 31,
(in thousands)	2012	2011	2010

Short-term interest expenses, commissions and other	(873)	(224)	(404)
Gains (losses) on derivative financial instruments	-	(314)	819
Gains in respect of marketable securities	2	22	30
Interest expenses in respect of long-term loans	(8)	(12)	(4)
Interest income in respect of deposit	1,770	1,817	1,168
Exchange rate differences and others, net	96	811	(1,470)
	987	2,100	139